Segments, Customers And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Segments, Customers And Geographic Information [Abstract]
Schedule Of Revenues From Sales To Unaffiliated Customers

	Year ended December 31,
	2010	2011	2012

Revenues from sales to unaffiliated customers:

North America	$41,450	$46,442	$40,496
Europe	56,923	101,324	97,133
Africa	9,968	57,701	58,212
Asia-Pacific and Middle East	28,119	90,461	70,704
India	95,674	44,608	54,358
Latin America	17,718	104,733	125,748

	$249,852	$445,269	$446,651

Property and equipment, net, by geographic areas:

Israel	$15,325	$22,502	$27,837

Others	886	7,963	5,805

	$16,211	$30,465	$33,642

Schedule Of Major Customer Data As Percentage Of Total Revenues
	Year ended December 31,
	2010	2011		2012
	%

Customer A	19	*	) -	*	) -
Customer B	17	*	) -	*	) -

*)	Less than 10% of total revenues